SCHEDULE OF RELATED PARTY RENTAL EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
General and administrative expense	$ 5,170,103	$ 3,368,029	$ 4,602,656
Lease operating expense	2,764,958	2,950,869	2,953,254
PT. Wiranusa Karana Mardika [Member]
Related Party Transaction [Line Items]
General and administrative expense	80,364	73,972
Lease operating expense	75,253	84,253
Related party rental expense	$ 155,617	$ 158,225